FINANCIAL RISK MANAGEMENT - Market Price Sensitivity Tests (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Equity securities at 10 percent change [Member] | Measured at fair value through other comprehensive Change in income
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	10.00%	10.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 50,255	S/ 57,920
Equity securities at 25 percent change [Member] | Measured at fair value through other comprehensive Change in income
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	25.00%	25.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 125,638	S/ 144,800
Equity securities at 30 percent change [Member] | Measured at fair value through other comprehensive Change in income
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	30.00%	30.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 150,765	S/ 173,760
Participation in Mutual Funds at 10 percent change [Member] | At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	10.00%	10.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 96,665	S/ 59,127
Participation in Mutual Funds at 25 percent change [Member] | At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	25.00%	25.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 241,661	S/ 147,818
Participation in Mutual Funds at 30 percent change [Member] | At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	30.00%	30.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 289,994	S/ 177,381
Restricted mutual funds at 10 percent change [Member] | At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	10.00%	10.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 43,688	S/ 46,009
Restricted mutual funds at 25 percent change [Member] | At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	25.00%	25.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 109,220	S/ 115,022
Restricted mutual funds at 30 percent change [Member] | At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	30.00%	30.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 131,064	S/ 138,026
Participation in RAL funds at 10 percent change [Member] | At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	10.00%	10.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 27,882	S/ 30,040
Participation in RAL funds at 25 percent change [Member] | At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	25.00%	25.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 69,705	S/ 75,100
Participation in RAL funds at 30 percent change [Member] | At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	30.00%	30.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 83,646	S/ 90,119
Investment funds at 10 percent change [Member] | At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	10.00%	10.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 36,160	S/ 30,576
Investment funds at 25 percent change [Member] | At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	25.00%	25.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 90,399	S/ 76,440
Investment funds at 30 percent change [Member] | At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	30.00%	30.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 108,479	S/ 91,728
Hedge Funds at 10 percent change [Member] | At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	10.00%	10.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 12,694	S/ 3,364
Hedge Funds at 25 percent change [Member] | At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	25.00%	25.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 31,735	S/ 8,410
Hedge Funds at 30 percent change [Member] | At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	30.00%	30.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 38,081	S/ 10,092
Exchange Trade Funds at 10 percent change | At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	10.00%	10.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 3,209	S/ 1,360
Exchange Trade Funds at 25 percent change | At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	25.00%	25.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 8,021	S/ 3,399
Exchange Trade Funds at 30 percent change | At fair value through profit or loss
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Percentage Changes In Market Price	30.00%	30.00%
Sensitivity Analysis,expected unrealized gain or loss due to change in market price	S/ 9,626	S/ 4,079